Restructuring expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 175	SFr 144	SFr 69	SFr 319	SFr 206
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	90	41	28	131	78
of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	25	27	9	52	51
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	85	103	41	188	128
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	58	69	24	127	86
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	27	34	17	61	42
Operating Segments | Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	27	28	(4)	55	48
Operating Segments | International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	28	26	7	54	43
Operating Segments | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	20	6	11	26	30
Operating Segments | Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	56	42	32	98	52
Operating Segments | Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	31	30	10	61	12
Operating Segments | Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	13	11	11	24	18
Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	0	SFr 1	2	1	3
Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 145		SFr 61	257	155
Bank | General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				77	27
Bank | Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				180	128
Bank | of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				119	86
Bank | of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				61	42
Bank | Operating Segments | Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				55	48
Bank | Operating Segments | International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				54	43
Bank | Operating Segments | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				26	30
Bank | Operating Segments | Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				98	52
Bank | Operating Segments | Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				61	12
Bank | Operating Segments | Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				24	18
Bank | Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				1	3
Bank | Adjustments
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				SFr (62)	SFr (51)